Item 1. Schedule of Investments

T. ROWE PRICE INTERNATIONAL BOND FUND
(Unaudited)	September 30, 2005
PORTFOLIO OF INVESTMENTS (1)	Par/Shares	Value
(Cost and value in $ 000s)

AUSTRALIA 0.1%
Corporate Bonds 0.1%
Australia & New Zealand Banking Group, STEP
4.45%, 2/5/15 (EUR)	1,300,000	1,663
Westpac Banking 2.875%, 6/25/08 (EUR)	700,000	850
Total Australia (Cost $2,530)		2,513

AUSTRIA 2.7%
Government Bonds 2.7%
Republic of Austria, 5.50%, 1/15/10	18,750,000	25,172
Republic of Austria, 5.875%, 7/15/06	18,000,000	22,307
Republic of Austria, 6.25%, 7/15/27	1,600,000	2,710
Total Austria (Cost $45,279)		50,189

BELGIUM 2.9%
Government Bonds 2.8%
Kingdom of Belgium, 4.25%, 9/28/13	15,950,000	20,875
Kingdom of Belgium, 5.00%, 3/28/35	2,800,000	4,204
Kingdom of Belgium, 6.25%, 3/28/07	8,100,000	10,318
Kingdom of Belgium, 7.00%, 5/15/06	13,000,000	16,127
		51,524
Corporate Bonds 0.1%
Elia System Operator, 4.75%, 5/13/14	1,300,000	1,718
		1,718
Total Belgium (Cost $53,208)		53,242

BRAZIL 1.5%
Government Bonds 1.5%
Republic of Brazil, 9.25%, 10/22/10 (USD) §	8,300,000	9,344
Republic of Brazil, 10.25%, 6/17/13 (USD)	7,915,000	9,448
Republic of Brazil, 10.50%, 7/14/14 (USD) §	7,745,000	9,389
Total Brazil (Cost $27,165)		28,181

CANADA 1.2%
Government Bonds 1.2%
Province of British Columbia, 5.70%, 6/18/29	5,330,000	5,324
Province of Ontario, 5.00%, 3/8/14	11,120,000	10,196
Province of Quebec, 9.375%, 1/16/23	5,250,000	7,090
Total Canada (Cost $21,476)		22,610

CAYMAN ISLANDS 0.1%
Corporate Bonds 0.1%
BES, 6.25%, 5/17/11 (EUR)	1,200,000	1,668
Total Cayman Islands (Cost $1,679)		1,668

DENMARK 1.2%
Government Bonds 1.2%
Kingdom of Denmark, 5.00%, 11/15/13	35,530,000	6,582
Kingdom of Denmark, 7.00%, 11/10/24	12,000,000	2,898
Kingdom of Denmark, 8.00%, 3/15/06	76,850,000	12,726
Total Denmark (Cost $17,651)		22,206

FINLAND 0.4%
Government Bonds 0.3%
Republic of Finland, 5.00%, 7/4/07	4,500,000	5,671
		5,671
Corporate Bonds 0.1%
Nordea Bank, 5.75%, 3/26/14	1,700,000	2,246
		2,246
Total Finland (Cost $6,790)		7,917

FRANCE 10.9%
Government Bonds 10.2%
Government of France, 4.00%, 10/25/14	25,850,000	33,343
Government of France, 5.00%, 4/25/12	40,460,000	54,947
Government of France, 5.50%, 4/25/10	18,790,000	25,371
Government of France, 5.50%, 4/25/29	21,000,000	33,034
Government of France, 5.75%, 10/25/32	25,300,000	41,792
		188,487
Corporate Bonds 0.7%
Aventis, 4.25%, 9/15/10	1,500,000	1,912
BNP Paribas, 5.25%, 12/17/12	1,200,000	1,637
France Telecom, 7.00%, 12/23/09	2,300,000	3,210
France Telecom, 8.125%, 1/28/33	570,000	1,061
Gie Suez Alliance, 5.125%, 6/24/15	1,200,000	1,630
Vivendi Environment, 5.875%, 2/1/12	990,000	1,375
Vivendi Universal, 3.875%, 2/15/12	900,000	1,106
		11,931
Total France (Cost $192,191)		200,418

GERMANY 16.9%
Government Bonds 14.4%
Bundesschatzanweisungen, 2.75%, 12/16/05	30,400,000	36,699
Bundesrepublic, 3.25%, 7/4/15	18,215,000	22,140
Bundesrepublic, 4.25%, 1/4/14	22,170,000	29,066
Bundesrepublic, 4.75%, 7/4/28	8,185,000	11,669
Bundesrepublic, 4.75%, 7/4/34	27,500,000	40,049
Bundesrepublic, 5.50%, 1/4/31	11,680,000	18,527
Bundesrepublic, 6.00%, 7/4/07	43,140,000	55,223
Bundesrepublic, 6.50%, 10/14/05	41,900,000	50,576
		263,949
Corporate Bonds 2.5%
Deutsche Bank, 5.125%, 1/31/13	1,400,000	1,886
Deutsche Telekom, 6.625%, 7/11/11	1,500,000	2,132
Deutsche Telekom, 7.50%, 5/29/07	850,000	1,106
Energie Baden Wurttemberg Finance, 5.875%, 2/28/12	1,200,000	1,674
KFW, 4.75%, 12/7/10 (GBP)	17,275,000	30,956
KFW, 5.50%, 12/7/15 (GBP)	4,630,000	8,812
		46,566
Total Germany (Cost $308,708)		310,515

GREECE 0.6%
Government Bonds 0.6%
Hellenic Republic, 4.60%, 5/20/13	2,300,000	3,046
Hellenic Republic, 6.00%, 2/19/06	6,000,000	7,334
Total Greece (Cost $8,401)		10,380

HONG KONG 0.1%
Corporate Bonds 0.1%
Hutchinson Whampoa, 5.875%, 7/8/13 (EUR)	780,000	1,072
Total Hong Kong (Cost $1,077)		1,072

HUNGARY 0.3%
Government Bonds 0.3%
Government of Hungary, 6.25%, 6/12/08	1,182,800,000	5,720
Total Hungary (Cost $6,087)		5,720

INDONESIA 0.1%
Government Bonds 0.1%
Republic of Indonesia, 7.25%, 4/20/15 (USD) §	2,275,000	2,275
Total Indonesia (Cost $2,298)		2,275

IRELAND 1.0%
Government Bonds 0.7%
Republic of Ireland, 4.00%, 4/18/10	3,150,000	4,010
Republic of Ireland, 5.00%, 4/18/13	6,100,000	8,360
		12,370
Corporate Bonds 0.3%
Bank of Ireland, 6.45%, 2/10/10	1,600,000	2,207
GE Capital UK Funding, 5.625%, 12/12/14 (GBP)	1,600,000	2,994
		5,201
Total Ireland (Cost $14,330)		17,571

ITALY 8.3%
Government Bonds 7.6%
Republic of Italy, 4.25%, 8/1/14	14,100,000	18,361
Republic of Italy, 5.00%, 10/15/07	10,940,000	13,862
Republic of Italy, 5.25%, 12/15/05	21,900,000	26,566
Republic of Italy, 5.50%, 11/1/10	13,800,000	18,750
Republic of Italy, 6.00%, 11/1/07	33,800,000	43,677
Republic of Italy, 6.00%, 5/1/31	8,950,000	14,610
Republic of Italy, 7.25%, 11/1/26	2,483,653	4,523
		140,349
Corporate Bonds 0.7%
Autostrade S.p.A., 5.00%, 6/9/14	1,000,000	1,330
Banca Intesa S.p.A., 5.85%, 5/8/14	1,700,000	2,259
Banca Monte Dei Paschi di Siena, VR, 4.50%, 9/24/15	1,700,000	2,170
Edison S.p.A., 5.125%, 12/10/10	1,000,000	1,318
Olivetti Finance, 5.875%, 1/24/08	850,000	1,097
Olivetti Finance, 6.875%, 1/24/13	1,700,000	2,481
Olivetti Finance, 7.75%, 1/24/33	300,000	519
Sanpaolo IMI S.p.A., 3.75%, 6/9/15	1,600,000	1,990
		13,164
Total Italy (Cost $132,465)		153,513

JERSEY 0.2%
Corporate Bonds 0.2%
Travelers Insurance, 5.75%, 12/6/11 (GBP)	1,600,000	2,970
Total Jersey (Cost $2,920)		2,970

JAPAN 7.9%
Government Bonds 7.9%
Government of Japan, 1.00%, 12/20/12	3,162,200,000	27,640
Government of Japan, 1.10%, 9/20/12	2,225,300,000	19,622
Government of Japan, 1.30%, 12/20/13	4,565,000,000	40,334
Government of Japan, 1.50%, 3/20/15	1,428,100,000	12,705
Government of Japan, 1.90%, 3/20/25	855,750,000	7,409
Government of Japan, 2.00%, 6/20/22	3,519,900,000	31,818
Government of Japan, 2.20%, 6/22/20	593,000,000	5,581
Total Japan (Cost $150,340)		145,109

MEXICO 2.7%
Government Bonds 2.7%
United Mexican States, 8.00%, 12/7/23	60,800,000	5,225
United Mexican States, 9.00%, 12/22/11	136,000,000	12,918
United Mexican States, 9.00%, 12/20/12	185,800,000	17,657
United Mexican States, 9.50%, 12/18/14	79,965,000	7,845
United Mexican States, 10.00%, 12/5/24	57,350,000	5,896
Total Mexico (Cost $46,933)		49,541

NETHERLANDS 4.7%
Government Bonds 4.3%
Government of Netherlands, 5.00%, 7/15/11	6,200,000	8,334
Government of Netherlands, 5.00%, 7/15/12	4,400,000	5,978
Government of Netherlands, 5.25%, 7/15/08	11,000,000	14,242
Government of Netherlands, 5.50%, 1/15/28	4,535,000	7,084
Government of Netherlands, 6.00%, 1/15/06	35,000,000	42,646
		78,284
Corporate Bonds 0.4%
ING Bank, 5.50%, 1/4/12	1,200,000	1,639
Nell AF SARL, 144A, 8.375%, 8/15/15	1,000,000	1,242
RWE Finance, 5.375%, 4/18/08	900,000	1,157
RWE Finance, 6.375%, 6/3/13 (GBP)	1,600,000	3,091
Union Fenosa, 5.00%, 12/9/10	600,000	787
		7,916
Total Netherlands (Cost $81,782)		86,200

NIGERIA 0.0%
Warrants 0.0%
Central Bank of Nigeria, Warrants (USD) *	250	7
Total Nigeria (Cost $0)		7

PHILIPPINES 0.1%
Government Bonds 0.1%
Republic of the Philippines, 8.00%, 1/15/16 (USD) §	2,335,000	2,347
Total Philippines (Cost $2,323)		2,347

POLAND 0.5%
Government Bonds 0.5%
Government of Poland, 5.75%, 6/24/08	31,600,000	10,033
Total Poland (Cost $9,863)		10,033

PORTUGAL 2.1%
Government Bonds 2.1%
Republic of Portugal, 3.00%, 7/17/06	28,000,000	33,953
Republic of Portugal, 5.15%, 6/15/11	3,900,000	5,265
Total Portugal (Cost $38,965)		39,218

SERBIA 0.5%
Government Bonds 0.5%
Republic of Serbia, VR, 3.75%, 11/1/24 (USD)	10,680,000	9,539
Total Serbia (Cost $9,165)		9,539

SOUTH AFRICA 0.9%
Government Bonds 0.9%
Republic of South Africa, 13.00%, 8/31/10	82,000,000	15,559
Total South Africa (Cost $14,366)		15,559

SPAIN 5.3%
Government Bonds 5.2%
Kingdom of Spain, 3.20%, 1/31/06	35,000,000	42,342
Kingdom of Spain, 4.00%, 1/31/10	1,525,000	1,940
Kingdom of Spain, 5.75%, 7/30/32	4,200,000	6,918
Kingdom of Spain, 6.00%, 1/31/08	34,200,000	44,528
		95,728
Corporate Bonds 0.1%
Banco Bilbao Vizcaya Argentaria, 4.50%, 11/12/15	800,000	1,031
Repsol International, 4.625%, 10/8/14	650,000	841
		1,872
Total Spain (Cost $86,640)		97,600

SUPRANATIONAL 3.3%
Government Bonds 3.3%
European Investment Bank, 3.50%, 10/15/05	50,000,000	60,313
Total Supranational (Cost $66,258)		60,313
SWEDEN 1.5%
Government Bonds 1.3%
Kingdom of Sweden, 5.00%, 1/28/09	165,000,000	23,019
		23,019
Corporate Bonds 0.2%
Svenska Handelsbanken, 6.125%, 3/29/49 (GBP)	1,600,000	2,949
Vattenfall Treasury, 6.00%, 4/3/09 (EUR)	830,000	1,104
		4,053
Total Sweden (Cost $25,917)		27,072

SWITZERLAND 0.2%
Corporate Bonds 0.2%
Credit Suisse Group, 6.375%, 6/7/13 (EUR)	1,200,000	1,746
UBS, 4.50%, 9/16/19 (EUR)	1,700,000	2,224
Total Switzerland (Cost $3,983)		3,970

TURKEY 0.5%
Government Bonds 0.5%
Republic of Turkey, 7.375%, 2/5/25 (USD)	9,180,000	9,191
Total Turkey (Cost $9,106)		9,191

UNITED KINGDOM 3.0%
Government Bonds 1.3%
United Kingdom Treasury, 4.25%, 6/7/32	13,855,000	24,527
		24,527
Corporate Bonds 1.7%
Barclays, 5.75%, 3/8/11 (EUR)	1,200,000	1,643
BAT International, 5.125%, 7/9/13 (EUR)	850,000	1,117
HBOS, 4.375%, 10/30/19 (EUR)	1,300,000	1,679
HSBC Bank, 4.25%, 3/18/16 (EUR)	1,350,000	1,721
HSBC Holdings, 9.875%, 4/8/18	1,300,000	2,995
Imperial Tobacco Finance, 6.875%, 6/13/12	1,600,000	3,093
MMO2, 6.375%, 1/25/07 (EUR)	1,100,000	1,391
National Grid Transco, 5.00%, 7/2/18 (EUR)	410,000	546
Nationwide Building Society, 3.375%, 8/17/15 (EUR)	1,800,000	2,203
Northern Rock, STEP, 5.75%, 2/28/17	1,600,000	2,942
Rio Tinto, 5.125%, 5/10/07 (EUR)	900,000	1,128
Rolls Royce, 4.50%, 3/16/11 (EUR)	870,000	1,118
Royal Bank of Scotland, STEP, 6.00%, 6/29/49	1,600,000	3,020
Scottish Power, 8.375%, 2/20/17	1,300,000	2,969
Standard Chartered Bank, 3.625%, 2/3/17 (EUR)	1,600,000	1,961
United Utilities Water, 4.25%, 1/24/20 (EUR)	450,000	560
		30,086
Total United Kingdom (Cost $55,094)		54,613

UNITED STATES 22.0%
Corporate Bonds 2.4%
AIG Sunamerica, 5.625%, 2/1/12 (GBP)	1,600,000	2,953
Air Products & Chemicals, 3.875%, 3/10/15 (EUR)	900,000	1,112
Allstate Life Funding, 6.375%, 1/17/11 (GBP)	1,600,000	3,034
Altria Finance, 5.625%, 6/24/08 (EUR)	850,000	1,092
American Express Credit Corp., 3.625%, 10/13/09 (EUR)	1,800,000	2,233
CIT Group, 4.25%, 9/22/11 (EUR)	1,300,000	1,647
Citigroup, 3.875%, 5/21/10 (EUR)	1,800,000	2,265
Dow Chemical, 4.375%, 6/25/10 (EUR)	845,000	1,072
Ford Motor Credit, 5.625%, 6/6/06 (EUR)	1,400,000	1,710
General Electric, 5.125%, 6/20/07 (EUR)	1,700,000	2,138
General Motors, 5.75%, 2/14/06 (EUR)	1,400,000	1,700
Goldman Sachs, 4.25%, 8/4/10 (EUR)	850,000	1,080
International Lease Finance, 4.125%, 10/9/08 (EUR)	1,500,000	1,874
JP Morgan Chase, 4.25%, 6/9/11 (EUR)	1,300,000	1,662
MBNA Europe, 4.50%, 1/23/09 (EUR)	1,100,000	1,396
Mellon Funding Corporation, 6.375%, 11/8/11 (GBP)	1,600,000	3,060
Merrill Lynch, 4.625%, 10/2/13 (EUR)	1,300,000	1,695
Monumental Global Funding, 5.375%, 3/13/09 (EUR)	1,300,000	1,689
Pacific Life Funding, 5.125%, 1/20/15 (GBP)	1,600,000	2,873
Pacific Life Funding, 5.50%, 5/14/09 (EUR)	1,300,000	1,706
Principal Financial Global Funding, 4.50%, 1/22/09 (EUR)	1,300,000	1,642
Tyco International, 5.50%, 11/19/08 (EUR)	840,000	1,089
Wal-Mart Stores, 4.75%, 1/29/13 (GBP)	1,600,000	2,844
		43,566
Money Market Funds 19.6%
T. Rowe Price Reserve Investment Fund, 3.79% #†	361,869,506	361,870
		361,870
Total United States (Cost $405,351)		405,436

FORWARD CURRENCY EXCHANGE CONTRACTS (0.7%)
Unrealized Gain (Loss) on Forward Currency Exchange
Contracts (2)		(12,871)
Total Forward Currency Exchange Contracts		(12,871)

FUTURES CONTRACTS 0.0%
Variation margin receivable (payable) on open futures
contracts (3)		711
Total Futures Contracts		711

SECURITIES LENDING COLLATERAL 1.1%
Money Market Pooled Account 1.1%
Investment in money market pooled account managed by JP
Morgan Chase Bank, London, 3.772% #	20,387,100	20,387
Total Securities Lending Collateral (Cost $20,387)		20,387

Total Investments in Securities
104.1% of Net Assets (Cost $1,870,728)		$1,916,935

(1)	Denominated in currency of country of incorporation unless
otherwise noted
#	Seven-day yield
*	Non-income producing
§	All or a portion of this security is on loan at September 30,
2005 - See Note 2
†	Affiliated company – See Note 4.
144A	Security was purchased pursuant to Rule 144A under the
Securities Act of 1933 and may be resold in transactions
exempt from registration only to qualified institutional buyers -
- total value of such securities at period-end amounts to
$1,242 and represents 0.1% of net assets
ARS	Argentinean peso
AUD	Australian dollar
BRL	Brazilian real
CAD	Canadian dollar
CZK	Czech koruna
EUR	Euro
GBP	British pound
ILS	Israeli shekel
JPY	Japanese yen
KRW	South Korean won
MXN	Mexican peso
MYR	Malaysian ringgit
NOK	Norwegian krone
PLN	Polish zloty
SEK	Swedish krona
STEP	Stepped coupon bond for which the coupon rate of interest
will adjust on specified future date(s)
TWD	Taiwan dollar
USD	U.S. dollar
VR	Variable Rate; rate shown is effective rate at period-end

(2) Open Forward Currency Exchange Contracts at September 30, 2005 were as follows:
Amounts in (000s)
						Unrealized
Counterparty	Settlement	Receive		Deliver		Gain (Loss)
State Street Bank	11/18/05	AUD	21,493	USD	16,358	$32
J.P. Morgan Chase	11/18/05	CAD	874	USD	740	14
State Street Bank	11/18/05	CAD	39,264	USD	33,244	624
State Street Bank	11/18/05	CZK	65,540	USD	2,753	(73)
J.P. Morgan Chase	11/18/05	EUR	19,893	JPY	2,675,200	153
J.P. Morgan Chase	11/18/05	EUR	15,239	USD	18,880	(460)
J.P. Morgan Chase	11/18/05	GBP	23,977	USD	43,203	(811)
J.P. Morgan Chase	11/18/05	ILS	83,850	USD	18,374	(128)
Lehman Brothers	11/18/05	JPY	20,370,173	EUR	151,606	(1,245)
Citibank	11/18/05	JPY	30,592,036	USD	281,954	(10,481)
J.P. Morgan Chase	11/18/05	JPY	8,215,720	USD	74,589	(1,683)
State Street Bank	11/18/05	MXN	155,093	USD	14,316	(55)
ABN Amro	11/18/05	NOK	24,915	USD	3,888	(68)
J.P. Morgan Chase	11/18/05	PLN	2,958	USD	925	(17)
State Street Bank	11/18/05	PLN	101,482	USD	31,281	(131)
ABN Amro	11/18/05	SEK	384,712	USD	50,309	(391)
State Street Bank	11/18/05	USD	6,902	DKK	41,662	154
J.P. Morgan Chase	11/18/05	USD	125,163	EUR	103,395	184
State Street Bank	11/18/05	USD	69,840	EUR	56,726	1,272
Lehman Brothers	11/18/05	USD	38,292	EUR	31,028	787
J.P. Morgan Chase	11/18/05	USD	2,461	HUF	491,338	95
J.P. Morgan Chase	11/18/05	USD	3,128	JPY	342,281	91
State Street Bank	11/18/05	USD	2,022	JPY	221,607	55
J.P. Morgan Chase	11/18/05	USD	2,034	MXN	22,062	5
State Street Bank	11/18/05	USD	20,790	MXN	227,020	(84)
ABN Amro	11/18/05	USD	35,997	MXN	387,729	345
Credit Suisse First Boston	11/18/05	USD	31,894	PLN	104,174	(83)
J.P. Morgan Chase	11/18/05	USD	3,571	SEK	26,920	78
Morgan Stanley	11/18/05	USD	6,029	ZAR	39,426	(151)
Citibank	11/21/05	KRW	34,605,875	USD	34,012	(804)
J.P. Morgan Chase	1/13/06	USD	10,321	ARS	30,705	(186)
J.P. Morgan Chase	2/8/06	ARS	52,728	USD	17,620	391
ABN Amro	2/22/06	ARS	27,655	USD	9,362	76
Credit Suisse First Boston	3/16/06	BRL	14,718	USD	4,721	1,549
J.P. Morgan Chase	3/16/06	USD	4,999	BRL	14,718	(1,271)
Credit Suisse First Boston	4/3/06	BRL	11,887	USD	3,872	1,162
J.P. Morgan Chase	4/3/06	USD	4,017	BRL	11,887	(1,017)
ABN Amro	5/10/06	ARS	6,092	USD	2,009	59
Credit Suisse First Boston	7/18/06	TWD	265,138	USD	8,635	(458)
Credit Suisse First Boston	7/18/06	TWD	265,138	USD	8,635	(458)
Lehman Brothers	7/18/06	TWD	561,598	USD	18,052	(733)
Morgan Stanley	7/18/06	TWD	277,580	USD	8,989	(429)
Credit Suisse First Boston	7/18/06	USD	18,084	TWD	570,375	494
Lehman Brothers	7/18/06	USD	16,929	TWD	533,941	463
J.P. Morgan Chase	8/18/06	MYR	67,762	USD	18,401	(195)

Net unrealized gain (loss) on open
forward currency exchange contracts						$(12,871)

(3) Open Futures Contracts at September 30, 2005 were as follows:
($ 000s)
		Contract	Unrealized
	Expiration	Value	Gain (Loss)
Short, 84 U.S. Treasury Note five year
contracts, $117 pledged as initial margin	12/05	$(8,976)	$55
Short, 208 U.S. Treasury Note ten year
contracts, $359 pledged as initial margin	12/05	(22,864)	237
Short, 152 U.S. Treasury Bond contracts,
$224 pledged as initial margin	12/05	(17,391)	332
Net payments (receipts) of variation
margin to date			87
Variation margin receivable (payable)
on open futures contracts			$711

The accompanying notes are an integral part of this Portfo lio of Investments.

T. ROWE PRICE INTERNATIONAL BOND FUND
(Unaudited)	September 30, 2005
NOTES TO PORTFOLIO OF INVESTMENTS

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price International Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The International Bond Fund (the fund), a nondiversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks to provide high current income and capital appreciation by investing primarily in high-quality, nondollar-denominated bonds outside the U.S.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are stated at fair value, which is determined by using a matrix system that establishes a value for each security based on bid-side money market yields.

Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day’s opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date. Unsettled variation margin on futures contracts is included in investments in securities. Unrealized gains or losses on forward currency exchange contracts are included in investments in securities.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

Forward Currency Exchange Contracts

The fund may invest in forward currency exchange contracts under which it is obligated to exchange currencies at specified future dates and exchange rates. Risks arise from the possible inability of counterparties to meet the terms of their agreements and from movements in currency values.

Futures Contracts

The fund may invest in futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values and/or interest rates.

Securities Lending

The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled account managed by the fund's lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At September 30, 2005, the value of loaned securities was $19,654,000; aggregate collateral consisted of $20,387,000 in the money market pooled account.

NOTE 3 - FEDERAL INCOME TAXES

At September 30, 2005, the cost of investments for federal income tax purposes was $1,870,728,000. Net unrealized gain aggregated $45,039,000 at period-end, of which $84,798,000 related to appreciated investments and $39,759,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees. During the nine months ended September 30, 2005, dividend income from the T. Rowe Price Reserve Funds totaled $5,643,000, and the value of shares of the T. Rowe Price Reserve Funds held at September 30, 2005 and December 31, 2004 was $361,870,000 and $154,870,000, respectively.

T. ROWE PRICE EMERGING MARKETS BOND FUND
(Unaudited)	September 30, 2005
PORTFOLIO OF INVESTMENTS (1)	Par/Shares	Value
(Cost and value in $ 000s)

ARGENTINA 8.3%
Government Bonds 8.3%
City of Buenos Aires, 7.875%, 4/11/11 (USD) §	5,842,000	5,806
City of Buenos Aires, STEP, 6.65%, 6/10/09 (ITL) ‡	910,000,000	544
City of Buenos Aires, STEP, 9.50%, 5/28/08	6,180,000	2,657
Republic of Argentina, 8.28%, 12/31/33 (USD) §	1	0
Republic of Argentina, FRN, 0.63%, 12/31/38	34,875,435	6,102
Republic of Argentina, FRN, 1.20%, 12/31/38 (EUR)	1,355,099	662
Republic of Argentina, FRN, 1.33%, 12/31/38 (USD)	11,867,464	4,697
Republic of Argentina, BODEN, FRN, 3.504%, 8/3/12 (USD)	18,275,000	14,587
Total Argentina (Cost $29,511)		35,055

BRAZIL 16.6%
Government Bonds 16.3%
Federal Republic of Brazil, Zero Coupon, 1/1/06	1,000,000	433
Federal Republic of Brazil (Bearer shares)
FRN, 4.25%, 4/15/09 (USD)	307,692	305
Federal Republic of Brazil (Registered shares)
FRN, 4.25%, 4/15/09 (USD)	2,769,231	2,742
Federal Republic of Brazil, 8.00%, 1/15/18 (USD) §	12,502,000	13,258
Federal Republic of Brazil, 8.75%, 2/4/25 (USD)	10,950,000	11,571
Federal Republic of Brazil, 8.875%, 10/14/19 (USD) §	4,450,000	4,846
Federal Republic of Brazil, 10.125%, 5/15/27 (USD) §	12,750,000	15,316
Federal Republic of Brazil, 11.00%, 8/17/40 (USD) §	7,125,000	8,739
Federal Republic of Brazil, 12.50%, 1/5/16	6,897,000	3,004
Federal Republic of Brazil, 14.50%, 10/15/09 (USD) §	4,000,000	5,206
Federal Republic of Brazil, Class C, FRN
8.00%, 4/15/14 (USD)	2,295,785	2,303
Federal Republic of Brazil, DCB, FRN
4.313%, 4/15/12 (USD)	1,152,918	1,137
		68,860
Corporate Bonds 0.3%
BankBoston Banco Multiplo, 17.20%, 7/1/08	2,500,000	1,134
		1,134
Total Brazil (Cost $63,910)		69,994

COLOMBIA 2.8%
Government Bonds 2.8%
Republic of Colombia, 10.375%, 1/28/33 (USD)	1,000,000	1,308
Republic of Colombia, 10.75%, 1/15/13 (USD) §	4,915,000	6,184
Republic of Colombia, 11.75%, 2/25/20 (USD) §	3,000,000	4,186
Total Colombia (Cost $10,872)		11,678

ECUADOR 1.0%
Government Bonds 1.0%
Republic of Ecuador, STEP, 9.00%, 8/15/30 (USD)	4,485,000	4,243
Total Ecuador (Cost $3,942)		4,243

EL SALVADOR 0.3%
Government Bonds 0.3%
Republic of El Salvador, 7.625%, 9/21/34 (USD) §	1,000,000	1,114
Republic of El Salvador, 8.25%, 4/10/32 (USD)	300,000	333
Total El Salvador (Cost $1,284)		1,447

GABON 0.3%
Government Bonds 0.3%
Gabon Loans, FRN, 2.025%, 6/1/08 (USD) ^	2,463,399	1,404
Total Gabon (Cost $2,464)		1,404

INDONESIA 1.9%
Government Bonds 1.9%
Republic of Indonesia, 7.25%, 4/20/15 (USD) §	7,850,000	7,850
Total Indonesia (Cost $7,842)		7,850

IRAQ 0.3%
Government Bonds 0.3%
Republic of Iraq, Zero Coupon, 10/25/10 (USD) ^	5,000,000	1,319
Total Iraq (Cost $1,446)		1,319

IVORY COAST 0.1%
Government Bonds 0.1%
Republic of Ivory Coast, PDI, STEP, 1.90%, 3/29/18 (FRF) ‡^	12,350,000	386
Total Ivory Coast (Cost $1,074)		386

JAMAICA 4.6%
Government Bonds 4.1%
Government of Jamaica, 9.00%, 6/2/15 (USD)	6,500,000	6,744
Government of Jamaica, 10.625%, 6/20/17 (USD) ++	9,675,000	10,739
		17,483
Corporate Bonds 0.5%
Air Jamaica Limited, 9.375%, 7/8/15 (USD)	2,000,000	2,005
		2,005
Total Jamaica (Cost $19,099)		19,488

LEBANON 2.5%
Government Bonds 0.2%
Lebanese Republic, 7.75%, 9/7/12 (USD)	1,000,000	997
		997
Corporate Bonds 2.3%
Banque Du Liban, 10.00%, 4/25/15 (USD)	9,000,000	9,720
		9,720
Total Lebanon (Cost $10,741)		10,717

MEXICO 10.7%
Government Bonds 5.6%
United Mexican States, 6.375%, 1/16/13 (USD)	5,600,000	5,974
United Mexican States, 8.00%, 12/19/13	84,890,000	7,608
United Mexican States, 8.125%, 12/30/19 (USD) §	6,575,000	7,997
United Mexican States, 11.50%, 5/15/26 (USD)	1,300,000	2,093
		23,672
Corporate Bonds 5.1%
BBVA Bancomer, 5.38%, 7/22/15 (USD)	2,000,000	2,006
Pemex Project Funding Master Trust
6.625%, 6/15/35 (USD) §	8,000,000	7,894
Pemex Project Funding Master Trust
7.75%, 9/28/49 (USD) §	8,250,000	8,592
Pemex Project Funding Master Trust, STEP
8.625%, 2/1/22 (USD)	1,500,000	1,836
Petroleos Mexicanos, 9.91%, 7/16/15	10,000,000	973
		21,301
Warrants 0.0%
United Mexican States, Series D (USD) *	2,000,000	41
United Mexican States, Series E (USD) *	2,000,000	52
		93
Total Mexico (Cost $43,041)		45,066

NORTH KOREA 0.2%
Government Bonds 0.2%
North Korea Debt Corporation
Zero Coupon, 3/12/10 (CHF) ^	2,000,000	330
North Korea Debt Corporation
Zero Coupon, 3/12/10 (DEM) ‡^	4,000,000	524
Total North Korea (Cost $475)		854

PANAMA 1.2%
Government Bonds 1.2%
Republic of Panama, 9.375%, 1/16/23 (USD)	2,941,000	3,728
Republic of Panama, 9.625%, 2/8/11 (USD)	1,000,000	1,195
Total Panama (Cost $4,391)		4,923

PERU 1.6%
Government Bonds 1.6%
Republic of Peru, 7.35%, 7/21/25 (USD)	3,000,000	3,195
Republic of Peru, 8.75%, 11/21/33 (USD)	500,000	607
Republic of Peru, STEP, 5.00%, 3/7/17 (USD)	3,198,000	3,146
Total Peru (Cost $6,277)		6,948

PHILIPPINES 5.6%
Government Bonds 4.2%
Republic of Philippines, 9.50%, 2/2/30 (USD) §	7,975,000	8,528
Republic of Philippines, 9.875%, 1/15/19 (USD) §	3,100,000	3,468
Republic of Philippines, 10.625%, 3/16/25 (USD) §	5,000,000	5,847
		17,843
Corporate Bonds 1.4%
National Power, 144A, VR, 8.073%, 8/23/11 (USD)	5,500,000	5,624
		5,624
Total Philippines (Cost $22,096)		23,467

RUSSIA 14.2%
Government Bonds 6.9%
Russian Federation, FRN, 5.00%, 3/31/30 (USD)	25,206,817	28,979
		28,979
Corporate Bonds 7.3%
Aries Vermogensverwaltung, 9.60%, 10/25/14 (USD)	13,000,000	17,193
Gazprom OAO, 9.625%, 3/1/13 (USD)	11,000,000	13,612
		30,805
Total Russia (Cost $52,138)		59,784

SERBIA 5.8%
Government Bonds 5.8%
Republic of Serbia, VR, 3.75%, 11/1/24 (USD)	27,295,240	24,378
Total Serbia (Cost $23,934)		24,378

TURKEY 7.2%
Government Bonds 7.2%
Republic of Turkey, 7.375%, 2/5/25 (USD)	5,000,000	5,006
Republic of Turkey, 8.00%, 2/14/34 (USD)	1,500,000	1,586
Republic of Turkey, 11.875%, 1/15/30 (USD) §	10,500,000	15,435
Republic of Turkey, 20.00%, 10/17/07	10,590,000	8,550
Total Turkey (Cost $28,554)		30,577

URUGUAY 1.1%
Government Bonds 1.1%
Republic of Uruguay, 9.25%, 5/17/17 (USD)	4,200,000	4,735
Total Uruguay (Cost $4,450)		4,735

VENEZUELA 4.6%
Government Bonds 4.5%
Republic of Venezuela, 7.65%, 4/21/25 (USD)	3,000,000	3,044
Republic of Venezuela, 8.50%, 10/8/14 (USD) §	1,000,000	1,115
Republic of Venezuela, 9.25%, 9/15/27 (USD) §	6,000,000	7,105
Republic of Venezuela, 13.625%, 8/15/18 (USD) §	5,250,000	7,796
		19,060
Warrants 0.1%
Republic of Venezuela (USD) *	7,140	214
		214
Total Venezuela (Cost $15,682)		19,274

VIETNAM 3.0%
Government Bonds 3.0%
Republic of Vietnam, FRN, 4.063%, 3/14/16 (USD) §	8,381,739	7,963
Republic of Vietnam, FRN, 4.803%, 3/13/28 (USD)	4,750,000	4,506
Total Vietnam (Cost $11,282)		12,469

SHORT-TERM INVESTMENTS 4.4%
Money Market Funds 4.4%
T. Rowe Price Reserve Investment Fund, 3.79% #†	18,413,760	18,414
Total Short-Term Investments (Cost $18,414)		18,414

FORWARD CURRENCY EXCHANGE CONTRACTS 0.1%
Unrealized Gain (Loss) on Forward Currency Exchange
Contracts (2)		502
Total Forward Currency Exchange Contracts		502

FUTURES CONTRACTS 0.0%
Variation margin receivable (payable) on open futures
contracts (3)		36
Total Futures Contracts		36

SECURITIES LENDING COLLATERAL 28.1%
Money Market Pooled Account 28.1%
Investment in money market pooled account managed by
JP Morgan Chase Bank, London, 3.772% #	118,279,931	118,280
Total Securities Lending Collateral (Cost $118,280)		118,280

Total Investments in Securities
126.5% of Net Assets (Cost $501,199)		$533,288

(1)	Denominated in currency of country of incorporation unless
otherwise noted
#	Seven-day yield
*	Non-income producing
§	All or a portion of this security is on loan at September 30,
2005 - See Note 2
^	In default with respect to payment of interest
++	All or a portion of this security is pledged to cover margin requirements on futures contracts at September 30, 2005.
†	Affiliated company – See Note 4
‡	Security is denominated in legacy currency indicated and
trades in Euro
144A	Security was purchased pursuant to Rule 144A under the
Securities Act of 1933 and may be resold in transactions
exempt from registration only to qualified institutional buyers -
- total value of such securities at period-end amounts to
$5,624 and represents 1.4% of net assets
BRL	Brazilian real
CHF	Swiss franc
DCB	Debt Conversion Bond
DEM	German mark
EUR	Euro
FRF	French franc
FRN	Floating-Rate Note
ITL	Italian lira
PDI	Past Due Interest Bond
STEP	Stepped coupon bond for which the coupon rate of interest
will adjust on specified future date(s)
USD	U.S. dollar
VR	Variable Rate; rate shown is effective rate at period-end

(2) Open Forward Currency Exchange Contracts at September 30, 2005 were as follows:
Amounts in (000s)
						Unrealized
Counterparty	Settlement	Receive		Deliver		Gain (Loss)
RBC Capital Markets	11/18/05	USD	3,857	EUR	3,123 $	83
J.P. Morgan Chase	3/16/06	BRL	3,023	USD	970	318
J.P. Morgan Chase	3/16/06	USD	1,150	BRL	2,950	(107)
CS First Boston	5/2/06	BRL	2,878	USD	1,000	208

Net unrealized gain (loss) on open
forward currency exchange contracts						$502

(3) Open Futures Contracts at September 30, 2005 were as follows:
($ 000s)
		Contract	Unrealized
	Expiration	Value	Gain (Loss)
Short, 96 U.S. Treasury Bond contracts,
$150 par of 10.625% Government of Jamaica
bonds pledged as initial margin	12/05	$(10,984)	$263
Net payments (receipts) of variation
margin to date			(227)
Variation margin receivable (payable)
on open futures contracts			$36

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS BOND FUND
(Unaudited)	September 30, 2005
NOTES TO PORTFOLIO OF INVESTMENTS

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price International Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Emerging Markets Bond Fund (the fund), a nondiversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks to provide high income and capital appreciation.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are stated at fair value, which is determined by using a matrix system that establishes a value for each security based on bid-side money market yields.

Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day’s opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date. Unsettled variation margin on futures contracts is included in investments in securities. Unrealized gains or losses on forward currency exchange contracts are included in investments in securities.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Emerging Markets

The fund may invest in securities of companies located in emerging markets or issued by governments of emerging market countries or denominated in or linked to the currencies of emerging market countries. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

Noninvestment-Grade Debt Securities

The fund may invest in noninvestment-grade debt securities, commonly referred to as “high-yield” or “junk” bonds. A real or perceived economic downturn or higher interest rates could adversely affect the liquidity or value, or both, of such securities because such events could lessen the ability of issuers to make principal and interest payments.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

Forward Currency Exchange Contracts

The fund may invest in forward currency exchange contracts under which it is obligated to exchange currencies at specified future dates and exchange rates. Risks arise from the possible inability of counterparties to meet the terms of their agreements and from movements in currency values.

Futures Contracts

The fund may invest in futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values and/or interest rates.

Securities Lending

The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled account managed by the fund’s lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At September 30, 2005, the value of loaned securities was $114,774,000; aggregate collateral consisted of $118,280,000 in the money market pooled account.

NOTE 3 - FEDERAL INCOME TAXES

At September 30, 2005, the cost of investments for federal income tax purposes was $501,199,000. Net unrealized gain aggregated $32,320,000 at period-end, of which $34,841,000 related to appreciated investments and $2,521,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees. During the nine months ended September 30, 2005, dividend income from the T. Rowe Price Reserve Funds totaled $317,000, and the value of shares of the T. Rowe Price Reserve Funds held at September 30, 2005 and December 31, 2004 was $18,414,000 and $8,007,000, respectively.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price International Funds, Inc.

By	/s/ James S. Riepe
James S. Riepe
Principal Executive Officer

Date	November 18, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ James S. Riepe
James S. Riepe
Principal Executive Officer

Date	November 18, 2005

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	November 18, 2005